Employee Benefit Plan, Statement of Changes in Net Assets Available for Benefit (Statement) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Changes in Net Assets Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 310,107,326
Dividends, interest and other	148,895,588
Total investment income	459,002,914
Interest on notes receivable from participants	1,008,088
Participants	91,698,278
Company	67,842,468
Rollovers	9,826,174
Total contributions	169,366,920
Total additions	629,377,922
Benefit payments and withdrawals	221,742,609
Administrative fees and expenses	625,970
Total deductions	222,368,579
Net Increase	407,009,343
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	396,546,640
EBP, Net Asset Available for Benefit, Total	$ 3,600,302,880